ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2022
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of accounts payable, accrued liabilities and other payables
	September 30, 2022	September 30, 2021
Accounts Payable	$22,181	$23,365
Accrued Liabilities and Other Payables	150,302	211,649
TOTAL	$172,483	$235,014